Related Party Transactions (Transactions between the Group and Sinopec Corp., Its Subsidiaries and Joint Ventures) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Sales commissions	¥ 125,641	¥ 139,954	¥ 116,616
Sinopec Corp., its subsidiaries and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales of petroleum products	50,354,162	49,209,765	39,992,682
Sales other than petroleum products	8,642,514	7,112,332	6,708,955
Purchases of crude oil	43,886,966	44,175,644	34,819,936
Purchases other than crude oil	9,579,239	8,996,814	4,987,955
Sales commissions	125,619	139,837	116,616
Rental income	¥ 31,972	¥ 29,551	¥ 28,368